Business Combinations (Details) - 2023 Business Combinations [Member]	1 Months Ended
Mar. 31, 2023 CNY (¥)
Business Combinations [Line Items]
Total consideration	¥ 399,800,000
GTI [Member]
Business Combinations [Line Items]
Total consideration	326,440,000
Beifu HK [Member]
Business Combinations [Line Items]
Total consideration	28,278,520
Aotao [Member]
Business Combinations [Line Items]
Total consideration	¥ 45,081,480